JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 197 (Amendment 198 under the Investment Company Act of 1940) filed electronically on June 25, 2015.

If you have any questions, please call the undersigned at (212) 623-2435.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

July 1, 2015	JPMorgan Trust II

Appendix A

J.P. Morgan Muni Bond Funds
JPMorgan Municipal Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ohio Municipal Bond Fund